Stockholders' Equity - RSU activity (Details) - RSUs - $ / shares		12 Months Ended
	Oct. 01, 2017	Sep. 30, 2017	Sep. 30, 2016
Number of Shares
Balance unvested at the beginning of the period (in shares)	1,045,187	889,129	759,902
Granted (in shares)		395,913	471,627
Vested (in shares)		(158,243)	(130,678)
Forfeited (in shares)		(81,612)	(211,722)
Balance unvested at the end of the period (in shares)		1,045,187	889,129
Weighted Average Grant-Date Fair Value
Balance unvested at the beginning of the period (in dollars per share)	$ 45.86	$ 45.98	$ 47.24
Granted (in dollars per share)		46.20	43.72
Vested (in dollars per share)		46.15	46.94
Forfeited (in dollars per share)		48.32	44.86
Balance unvested at the end of the period (in dollars per share)		$ 45.86	$ 45.98
Shares available for future grants		698,129
Subsequent event
Number of Shares
Vested (in shares)	(123,237)